ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Schedule of Changes in Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (238)	$ (461)	$ (420)
Other comprehensive income (loss) before reclassifications	50	243	(41)
Amounts reclassified from accumulated other comprehensive income (loss)		(20)
Other comprehensive income (loss)	50	223	(41)
Balance	(188)	(238)	(461)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	78	(35)	130
Other comprehensive income (loss) before reclassifications	(34)	133	(165)
Amounts reclassified from accumulated other comprehensive income (loss)		(20)
Other comprehensive income (loss)	(34)	113	(165)
Balance	44	78	(35)
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(316)	(426)	(550)
Other comprehensive income (loss) before reclassifications	84	110	124
Amounts reclassified from accumulated other comprehensive income (loss)
Other comprehensive income (loss)	84	110	124
Balance	$ (232)	$ (316)	$ (426)